UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Par
Industry                             (000)   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%         $ 1,947   Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(b)                    $   2,433,750
                                     1,425   DRS Technologies, Inc., 6.875% due 11/01/2013                                1,396,500
                                       975   Esterline Technologies Corp., 7.75% due 6/15/2013                              987,187
                                       615   Hawker Beechcraft Acquisitions Co. LLC, 8.875% due 4/01/2015 (c)               604,341
                                     1,425   L-3 Communications Corp., 7.625% due 6/15/2012                               1,460,625
                                     1,625   L-3 Communications Corp., 5.875% due 1/15/2015                               1,580,312
                                     1,380   L-3 Communications Corp., 3% due 8/01/2035 (a)(b)                            1,707,750
                                     1,375   L-3 Communications Corp. Series B, 6.375% due 10/15/2015                     1,364,687
                                       470   TransDigm, Inc., 7.75% due 7/15/2014                                           467,650
                                     1,410   Vought Aircraft Industries, Inc., 8% due 7/15/2011                           1,306,013
                                                                                                                      -------------
                                                                                                                         13,308,815
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                        873   Continental Airlines, Inc. Series 1997-4-B, 6.90%
                                             due 7/02/2018 (d)                                                              816,566
                                        36   Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                             due 9/15/2009 (d)                                                               35,716
                                       344   Continental Airlines, Inc. Series 2001-1-C, 7.033%
                                             due 12/15/2012 (d)                                                             327,025
                                                                                                                      -------------
                                                                                                                          1,179,307
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.5%                 300   Allison Transmission, 11% due 11/01/2015 (a)                                   256,500
                                     2,120   Allison Transmission, 11.25% due 11/01/2015 (a)(c)                           1,680,896
                                       290   The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                           293,625
                                       692   The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011                          719,680
                                     1,285   Lear Corp., 8.75% due 12/01/2016                                             1,108,312
                                                                                                                      -------------
                                                                                                                          4,059,013
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                     785   Ford Capital BV, 9.50% due 6/01/2010                                           737,900
                                       700   Ford Motor Co., 8.90% due 1/15/2032                                            532,000
                                                                                                                      -------------
                                                                                                                          1,269,900
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%                 1,390   Angiotech Pharmaceuticals, Inc., 6.826% due 12/01/2013 (e)                   1,098,100
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.7%               500   Masonite International Corp., 11% due 4/06/2015                                345,000
                                     1,970   Momentive Performance Materials, Inc., 11.50% due 12/01/2016                 1,507,050
                                                                                                                      -------------
                                                                                                                          1,852,050
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%               1,520   E*Trade Financial Corp., 12.50% due 11/30/2017 (a)                           1,447,800
                                     1,073   Marsico Parent Co., LLC, 10.625% due 1/15/2016 (a)                             965,700
                                       368   Marsico Parent Holdco, LLC, 12.50% due 7/15/2016 (a)(c)                        342,240
                                       245   Marsico Parent Superholdco, LLC, 14.50% due 1/15/2018 (a)(c)                   240,100
                                                                                                                      -------------
                                                                                                                          2,995,840
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                       880   American Pacific Corp., 9% due 2/01/2015                                       853,600
                                       625   Hexion U.S. Finance Corp., 7.565% due 11/15/2014 (e)                           559,375
                                       525   Hexion U.S. Finance Corp., 9.75% due 11/15/2014                                543,375
                                       440   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (a)                              330,000
                                       825   Innophos, Inc., 8.875% due 8/15/2014                                           804,375
                                       455   Key Plastics LLC, 11.75% due 3/15/2013 (a)                                     341,250
                                     1,700   MacDermid, Inc., 9.50% due 4/15/2017 (a)                                     1,496,000
                                       480   NOVA Chemicals Corp., 7.863% due 11/15/2013 (e)                                408,000
                                       724   Nalco Finance Holdings, Inc., 10.065% due 2/01/2014 (f)                        651,600
                                       280   Terra Capital, Inc. Series B, 7% due 2/01/2017                                 275,100
                                                                                                                      -------------
                                                                                                                          6,262,675
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  615   ARAMARK Corp., 8.50% due 2/01/2015                                             605,775
Supplies - 4.8%                        485   Ashtead Capital, Inc., 9% due 8/15/2016 (a)                                    400,125
                                     3,000   Corrections Corp. of America, 7.50% due 5/01/2011                            3,060,000
                                       363   DI Finance Series B, 9.50% due 2/15/2013                                       376,613

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Par
Industry                             (000)   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $ 1,385   PNA Intermediate Holding Corp., 10.065% due 2/15/2013 (a)(c)(e)          $   1,222,605
                                       210   Sally Holdings LLC, 9.25% due 11/15/2014                                       203,175
                                       769   Sally Holdings LLC, 10.50% due 11/15/2016                                      699,790
                                       700   US Investigations Services, Inc., 10.50% due 11/01/2015 (a)                    581,000
                                     3,000   Waste Services, Inc., 9.50% due 4/15/2014                                    2,842,500
                                       750   West Corp., 9.50% due 10/15/2014                                               656,250
                                     2,850   West Corp., 11% due 10/15/2016                                               2,386,875
                                       345   The Yankee Candle Company, Inc., 9.75% due 2/15/2017                           279,450
                                                                                                                      -------------
                                                                                                                         13,314,158
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment             1,750   Dycom Industries, Inc., 8.125% due 10/15/2015                                1,645,000
- 1.4%                               2,585   Nortel Networks Ltd., 8.508% due 7/15/2011 (e)                               2,236,025
                                                                                                                      -------------
                                                                                                                          3,881,025
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals               750   Viasystems, Inc., 10.50% due 1/15/2011                                          727,500
- 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials               1,000   Texas Industries, Inc., 7.25% due 7/15/2013                                    955,000
- 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging               1,915   Berry Plastics Holding Corp., 6.675% due 9/15/2014 (e)                       1,512,850
- 4.4%                               1,370   Berry Plastics Holding Corp., 8.875% due 9/15/2014                           1,209,025
                                     1,050   Graphic Packaging International Corp., 8.50% due 8/15/2011                   1,013,250
                                       640   Graphic Packaging International Corp., 9.50% due 8/15/2013                     603,200
                                       420   Impress Holdings BV, 7.383% due 9/15/2013 (a)(e)                               352,800
                                     1,000   Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013                    1,035,000
                                     1,355   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (a)                      1,070,450
                                     1,200   Pregis Corp., 12.375% due 10/15/2013                                         1,200,000
                                     2,000   Rock-Tenn Co., 8.20% due 8/15/2011                                           2,040,000
                                     2,375   Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017                  2,101,875
                                                                                                                      -------------
                                                                                                                         12,138,450
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                 3,000   Service Corp. International, 7% due 6/15/2017                                2,977,500
Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  435   Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (e)                            342,316
Services - 1.4%                        200   Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                 172,450
                                       600   GMAC LLC, 7.25% due 3/02/2011                                                  506,392
                                       980   GMAC LLC, 6.75% due 12/01/2014                                                 738,144
                                     1,050   GMAC LLC, 8% due 11/01/2031                                                    793,792
                                     1,325   Leucadia National Corp., 8.125% due 9/15/2015                                1,334,937
                                                                                                                      -------------
                                                                                                                          3,888,031
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        2,370   Qwest Communications International, Inc., 7.50% due 2/15/2014                2,304,825
Services - 2.7%                      1,550   Qwest Corp., 6.05% due 6/15/2013 (e)                                         1,491,875
                                       525   Qwest Corp., 7.625% due 6/15/2015                                              521,063
                                     3,000   Windstream Corp., 8.125% due 8/01/2013                                       2,992,500
                                                                                                                      -------------
                                                                                                                          7,310,263
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%            1,875   Edison Mission Energy, 7.50% due 6/15/2013                                   1,921,875
                                       420   NSG Holdings LLC, 7.75% due 12/15/2025 (a)(d)                                  406,875
                                     1,987   Tenaska Alabama Partners LP, 7% due 6/30/2021 (a)(d)                         1,948,554
                                                                                                                      -------------
                                                                                                                          4,277,304
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%          1,025   Coleman Cable, Inc., 9.875% due 10/01/2012                                     902,000
                                       206   UCAR Finance, Inc., 10.25% due 2/15/2012                                       212,695
                                                                                                                      -------------
                                                                                                                          1,114,695
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               1,315   NXP BV, 7.008% due 10/15/2013 (e)                                            1,061,862
Instruments - 0.9%                     170   Sanmina-SCI Corp., 6.75% due 3/01/2013                                         147,900
                                     1,395   Sanmina-SCI Corp., 8.125% due 3/01/2016                                      1,241,550
                                                                                                                      -------------
                                                                                                                          2,451,312
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services            215   Compagnie Generale de Geophysique-Veritas, 7.50%
- 2.1%                                       due 5/15/2015                                                                  216,075

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Par
Industry                             (000)   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $   320   Compagnie Generale de Geophysique-Veritas, 7.75%
                                             due 5/15/2017                                                            $     322,400
                                       720   North American Energy Partners, Inc., 8.75% due 12/01/2011                     709,200
                                     2,000   Ocean RIG ASA, 8.681% due 4/04/2011 (e)                                      1,960,000
                                     2,690   SemGroup LP, 8.75% due 11/15/2015 (a)                                        2,501,700
                                                                                                                      -------------
                                                                                                                          5,709,375
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing               800   AmeriQual Group LLC, 9.50% due 4/01/2012 (a)                                   536,000
- 1.5%                               2,000   National Beef Packing Co. LLC, 10.50% due 8/01/2011                          1,760,000
                                     2,055   Rite Aid Corp., 7.50% due 3/01/2017                                          1,798,125
                                                                                                                      -------------
                                                                                                                          4,094,125
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                 3,024   Del Monte Corp., 8.625% due 12/15/2012                                       3,069,360
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%                 1,320   El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (a)                    1,369,266
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              5,300   ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (a)                  5,008,500
Supplies - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              1,020   Accellent, Inc., 10.50% due 12/01/2013                                         805,800
Services - 4.7%                        425   Community Health Systems, Inc. Series WI, 8.875%
                                             due 7/15/2015                                                                  417,031
                                       725   Omnicare, Inc., 6.75% due 12/15/2013                                           645,250
                                       800   Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (b)                            546,000
                                     4,215   Tenet Healthcare Corp., 6.50% due 6/01/2012                                  3,645,975
                                     3,000   US Oncology, Inc., 9% due 8/15/2012                                          2,985,000
                                     1,550   United Surgical Partners International, Inc., 8.875% due 5/01/2017           1,457,000
                                       310   Universal Hospital Services, Inc., 8.288% due 6/01/2015 (e)                    291,400
                                       330   Universal Hospital Services, Inc., 8.50% due 6/01/2015 (c)                     322,872
                                     2,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                       1,910,000
                                                                                                                      -------------
                                                                                                                         13,026,328
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure        1,450   American Real Estate Partners LP, 7.125% due 2/15/2013                       1,377,500
- 8.1%                               1,350   Caesars Entertainment, Inc., 7.875% due 3/15/2010                            1,262,250
                                       785   French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (a)                     474,925
                                       300   Galaxy Entertainment Finance Co. Ltd., 9.829%
                                             due 12/15/2010 (a)(e)                                                          298,500
                                       550   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (a)               547,250
                                     2,000   Great Canadian Gaming Corp., 7.25% due 2/15/2015 (a)                         1,890,000
                                       595   Greektown Holdings, LLC, 10.75% due 12/01/2013 (a)                             562,275
                                     3,250   Harrah's Operating Co., Inc., 10.75% due 2/01/2018 (a)(c)                    2,586,165
                                     1,550   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                 1,526,750
                                       245   Landry's Restaurants, Inc., 9.50% due 12/15/2014                               236,425
                                     1,290   Little Traverse Bay Bands of Odawa Indians, 10.25%
                                             due 2/15/2014 (a)                                                            1,291,612
                                     2,025   Penn National Gaming, Inc., 6.875% due 12/01/2011                            1,923,750
                                     1,340   Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (a)                        1,031,800
                                       975   San Pasqual Casino, 8% due 9/15/2013 (a)                                       897,000
                                       360   Shingle Springs Tribal Gaming Authority, 9.375%
                                             due 6/15/2015 (a)                                                              320,400
                                       495   Station Casinos, Inc., 6.50% due 2/01/2014                                     330,413
                                     1,625   Station Casinos, Inc., 7.75% due 8/15/2016                                   1,352,813
                                       110   Station Casinos, Inc., 6.625% due 3/15/2018                                     67,375
                                       370   Travelport LLC, 7.701% due 9/01/2014 (e)                                       296,000
                                     1,255   Tropicana Entertainment LLC Series WI, 9.625% due 12/15/2014                   602,400
                                     1,660   Universal City Florida Holding Co. I, 7.989% due 5/01/2010 (e)               1,595,675
                                       810   Virgin River Casino Corp., 9% due 1/15/2012                                    631,800
                                     1,200   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                    1,152,000
                                                                                                                      -------------
                                                                                                                         22,255,078
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Par
Industry                             (000)   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%          $ 1,575   American Greetings Corp., 7.375% due 6/01/2016                           $   1,555,312
                                     1,015   Jarden Corp., 7.50% due 5/01/2017                                              889,394
                                                                                                                      -------------
                                                                                                                          2,444,706
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                   2,490   First Data Corp., 9.875% due 9/24/2015 (a)                                   2,160,075
                                     2,380   SunGard Data Systems, Inc., 9.125% due 8/15/2013                             2,397,850
                                       480   SunGard Data Systems, Inc., 10.25% due 8/15/2015                               477,600
                                                                                                                      -------------
                                                                                                                          5,035,525
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        1,309   The AES Corp., 8.75% due 5/15/2013 (a)                                       1,367,905
Energy Traders - 3.4%                3,000   Energy Future Holding Corp., 11.25% due 11/01/2017 (a)(c)                    2,855,656
                                     1,625   NRG Energy, Inc., 7.25% due 2/01/2014                                        1,586,406
                                     1,475   NRG Energy, Inc., 7.375% due 2/01/2016                                       1,421,531
                                     1,130   Texas Competitive Electric Holdings Co. LLC, 10.25%
                                             due 11/01/2015 (a)                                                           1,101,750
                                       960   Texas Competitive Electric Holdings Co. LLC, 10.50%
                                             due 11/01/2016 (a)(c)                                                          902,095
                                                                                                                      -------------
                                                                                                                          9,235,343
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                     1,700   Alliant Holdings I, Inc., 11% due 5/01/2015 (a)                              1,479,000
                                       680   USI Holdings Corp., 6.94% due 11/15/2014 (a)(e)                                531,250
                                                                                                                      -------------
                                                                                                                          2,010,250
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products         1,750   Quiksilver, Inc., 6.875% due 4/15/2015                                       1,382,500
- 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                     1,280   AGY Holding Corp., 11% due 11/15/2014 (a)                                    1,184,000
                                       555   Accuride Corp., 8.50% due 2/01/2015                                            432,900
                                       560   RBS Global, Inc., 8.875% due 9/01/2016                                         476,000
                                     2,230   Terex Corp., 8% due 11/15/2017                                               2,218,850
                                                                                                                      -------------
                                                                                                                          4,311,750
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.1%                          582   Navios Maritime Holdings, Inc., 9.50% due 12/15/2014                           560,175
                                     2,325   Teekay Shipping Corp., 8.875% due 7/15/2011                                  2,476,125
                                                                                                                      -------------
                                                                                                                          3,036,300
-----------------------------------------------------------------------------------------------------------------------------------
Media - 16.3%                        1,340   Affinion Group, Inc., 11.50% due 10/15/2015                                  1,232,800
                                     1,850   Allbritton Communications Co., 7.75% due 12/15/2012                          1,840,750
                                       225   American Media Operations, Inc. Series B, 10.25% due 5/01/2009                 154,125
                                         8   American Media Operations, Inc. Series B, 10.25%
                                             due 5/01/2009 (a)                                                                5,604
                                     1,125   Barrington Broadcasting Group LLC, 10.50% due 8/15/2014                      1,018,125
                                       510   Bonten Media Acquisition Co., 9% due 6/01/2015 (a)(c)                          370,837
                                     2,000   CMP Susquehanna Corp., 9.875% due 5/15/2014                                  1,322,500
                                     2,275   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                            2,260,781
                                       520   Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (e)                   520,000
                                       475   Cablevision Systems Corp. Series B, 8% due 4/15/2012                           457,187
                                     1,600   Cadmus Communications Corp., 8.375% due 6/15/2014                            1,280,000
                                     5,495   Charter Communications Holdings I, LLC, 11% due 10/01/2015                   3,805,575
                                     2,320   Charter Communications Holdings II, LLC, 10.25% due 9/15/2010                2,122,800
                                     1,367   Dex Media West LLC, 9.875% due 8/15/2013                                     1,148,280
                                     1,225   Echostar DBS Corp., 7.125% due 2/01/2016                                     1,203,562
                                       350   Harland Clarke Holdings Corp., 7.815% due 5/15/2015 (e)                        226,625
                                       420   Harland Clarke Holdings Corp., 9.50% due 5/15/2015                             310,800
                                     2,010   Idearc, Inc., 8% due 11/15/2016                                              1,185,900
                                     1,125   Intelsat Corp., 9% due 6/15/2016                                             1,125,000
                                     1,955   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                   1,955,000
                                     1,113   Liberty Media Corp., 0.75% due 3/30/2023 (b)                                 1,143,608
                                     2,425   Mediacom LLC, 9.50% due 1/15/2013                                            2,121,875

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Par
Industry                             (000)   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    30   Network Communications, Inc., 10.75% due 12/01/2013                      $      26,400
                                     3,000   Nielsen Finance LLC, 10% due 8/01/2014                                       2,895,000
                                     1,134   PanAmSat Corp., 9% due 8/15/2014                                             1,134,000
                                     2,975   Paxson Communications Corp., 7.508% due 1/15/2012 (a)(e)                     2,469,250
                                       809   ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(e)                              849,293
                                       800   R.H. Donnelley Corp., 8.875% due 10/15/2017 (a)                                468,000
                                     1,400   R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                          826,000
                                       735   R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                          437,325
                                     1,232   Rainbow National Services LLC, 10.375% due 9/01/2014 (a)                     1,312,080
                                     2,475   Salem Communications Corp., 7.75% due 12/15/2010                             2,437,875
                                       500   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                             412,500
                                     3,970   TL Acquisitions, Inc., 10.50% due 1/15/2015 (a)                              3,533,300
                                       748   Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (a)                      583,440
                                       880   Young Broadcasting, Inc., 10% due 3/01/2011                                    607,200
                                                                                                                      -------------
                                                                                                                         44,803,397
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.5%               2,485   Aleris International, Inc., 9% due 12/15/2014 (c)                            1,812,860
                                       200   Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (a)                        174,000
                                       535   FMG Finance Property Ltd., 10% due 9/01/2013 (a)                               580,475
                                     1,295   FMG Finance Property Ltd., 10.625% due 9/01/2016 (a)                         1,469,825
                                     1,975   Foundation PA Coal Co., 7.25% due 8/01/2014                                  1,955,250
                                     2,425   Freeport-McMoRan Copper & Gold, Inc., 8.394%
                                             due 4/01/2015 (e)                                                            2,331,031
                                     2,590   Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                   2,745,400
                                     1,018   Indalex Holding Corp. Series B, 11.50% due 2/01/2014                           804,220
                                     1,975   Novelis, Inc., 7.25% due 2/15/2015                                           1,777,500
                                       400   Ryerson, Inc., 10.614% due 11/01/2014 (a)(e)                                   370,000
                                       670   Ryerson, Inc., 12% due 11/01/2015 (a)                                          629,800
                                       520   Steel Dynamics, Inc., 7.375% due 11/01/2012 (a)                                526,500
                                                                                                                      -------------
                                                                                                                         15,176,861
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%               1,327   CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                   1,746,664
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%              1,475   Neiman Marcus Group, Inc., 9% due 10/15/2015 (c)                             1,464,869
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  540   Atlas Energy Resources LLC, 10.75% due 2/01/2018 (a)                           550,800
Fuels - 5.6%                           510   Berry Petroleum Co., 8.25% due 11/01/2016                                      518,925
                                     1,550   Chaparral Energy, Inc., 8.50% due 12/01/2015                                 1,317,500
                                     1,610   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                       1,497,300
                                       695   Copano Energy LLC, 8.125% due 3/01/2016                                        708,900
                                     2,517   Corral Finans AB, 5.758% due 4/15/2010 (a)(c)                                2,265,665
                                     2,800   EXCO Resources, Inc., 7.25% due 1/15/2011                                    2,695,000
                                     2,000   Encore Acquisition Co., 6.25% due 4/15/2014                                  1,860,000
                                     1,220   Forest Oil Corp., 7.25% due 6/15/2019 (a)                                    1,229,150
                                       380   KCS Energy, Inc., 7.125% due 4/01/2012                                         359,100
                                     1,725   OPTI Canada, Inc., 8.25% due 12/15/2014 (a)                                  1,703,437
                                       780   Sabine Pass LNG LP, 7.50% due 11/30/2016                                       764,400
                                                                                                                      -------------
                                                                                                                         15,470,177
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products              2,000   Abitibi-Consolidated, Inc., 6.30% due 6/15/2011 (e)                          1,040,000
- 5.1%                                 515   Abitibi-Consolidated, Inc., 6% due 6/20/2013                                   265,225
                                       195   Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                                 93,600
                                     1,470   Ainsworth Lumber Co. Ltd., 8.58% due 10/01/2010 (e)                          1,058,400
                                       770   Ainsworth Lumber Co. Ltd., 8.83% due 4/01/2013 (e)                             477,400
                                       840   Bowater Canada Finance Corp., 7.95% due 11/15/2011                             550,200
                                     2,825   Bowater, Inc., 5.80% due 3/15/2010 (e)                                       2,048,125
                                     2,750   Domtar Corp., 7.125% due 8/15/2015                                           2,585,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Par
Industry                             (000)   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $ 2,310   NewPage Corp., 10% due 5/01/2012 (a)                                     $   2,315,775
                                     1,180   NewPage Corp., 12% due 5/01/2013                                             1,162,300
                                       885   Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                         741,187
                                     1,820   Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014                      1,715,350
                                                                                                                      -------------
                                                                                                                         14,052,562
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%             1,400   Chattem, Inc., 7% due 3/01/2014                                              1,379,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%               2,000   Elan Finance Plc, 7.065% due 11/15/2011 (e)                                  1,835,000
                                       930   PTS Acquisition Corp., 9.50% due 4/15/2015 (a)(c)                              757,950
                                                                                                                      -------------
                                                                                                                          2,592,950
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        1,175   FelCor Lodging LP, 8.50% due 6/01/2011                                       1,177,937
(REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             3,025   Forest City Enterprises, Inc., 7.625% due 6/01/2015                          2,843,500
Development - 2.3%                   1,510   Realogy Corp., 10.50% due 4/15/2014                                          1,072,100
                                     2,390   Realogy Corp., 11% due 4/15/2014 (c)                                         1,529,600
                                     1,610   Realogy Corp., 12.375% due 4/15/2015                                           853,300
                                                                                                                      -------------
                                                                                                                          6,298,500
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                   2,800   Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (e)                         2,254,000
                                       600   Avis Budget Car Rental LLC, 7.625% due 5/15/2014                               522,000
                                                                                                                      -------------
                                                                                                                          2,776,000
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                       280   Amkor Technology, Inc., 7.75% due 5/15/2013                                    260,400
Semiconductor Equipment              1,260   Amkor Technology, Inc., 9.25% due 6/01/2016                                  1,224,569
- 1.4%                               1,950   Freescale Semiconductor, Inc., 6.675% due 12/15/2014 (c)                     1,482,000
                                     1,215   Spansion, Inc., 6.201% due 6/01/2013 (a)(e)                                    886,950
                                                                                                                      -------------
                                                                                                                          3,853,919
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                        677   BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(c)(e)                             490,423
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.7%                350   Asbury Automotive Group, Inc., 7.625% due 3/15/2017                            276,500
                                     2,875   AutoNation, Inc., 6.258% due 4/15/2013 (e)                                   2,357,500
                                       775   AutoNation, Inc., 7% due 4/15/2014                                             705,250
                                       310   Beverages & More, Inc., 9.25% due 3/01/2012 (a)                                291,400
                                       575   Buffets, Inc., 12.50% due 11/01/2014 (g)                                        14,375
                                     1,760   General Nutrition Centers, Inc., 7.199% due 3/15/2014 (c)(e)                 1,403,600
                                     1,420   General Nutrition Centers, Inc., 10.75% due 3/15/2015                        1,153,750
                                       900   Group 1 Automotive, Inc., 2.25% due 6/15/2036 (b)(h)                           585,000
                                     1,700   Michaels Stores, Inc., 10% due 11/01/2014                                    1,485,375
                                     1,205   Michaels Stores, Inc., 11.375% due 11/01/2016                                  997,137
                                     1,110   United Auto Group, Inc., 7.75% due 12/15/2016                                  949,050
                                                                                                                      -------------
                                                                                                                         10,218,937
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           2,000   Levi Strauss & Co., 8.875% due 4/01/2016                                     1,905,000
Goods - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           1,650   Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                 1,666,500
Services - 5.6%                      1,370   Centennial Communications Corp., 10.479% due 1/01/2013 (e)                   1,260,400
                                     1,285   Cricket Communications, Inc., 9.375% due 11/01/2014 (a)                      1,143,650
                                       850   Digicel Group Ltd., 8.875% due 1/15/2015 (a)                                   743,750
                                     1,983   Digicel Group Ltd., 9.125% due 1/15/2015 (a)(c)                              1,690,216
                                       600   FiberTower Corp., 9% due 11/15/2012 (b)                                        525,750
                                       620   iPCS, Inc., 5.364% due 5/01/2013 (e)                                           496,000
                                     2,990   MetroPCS Wireless, Inc., 9.25% due 11/01/2014                                2,631,200
                                     2,400   Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (a)                  2,364,000
                                       275   Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (a)                          256,768
                                     2,600   Rural Cellular Corp., 8.25% due 3/15/2012                                    2,678,000
                                                                                                                      -------------
                                                                                                                         15,456,234
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Corporate Bonds  (Cost - $338,185,273) - 111.2%                      305,912,774
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                       Par
Industry                             (000)   Floating Rate Loan Interests (i)                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%             $   250   Allison Transmission Term Loan B, 5.75% due 8/07/2014                    $     220,070
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                 500   Marsico Parent Company, LLC Term Loan B, 3.813% - 7.438%
                                             due 11/14/2014                                                                 480,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                     2,830   Wellman, Inc. Second Lien Term Loan, 9.989% due 2/10/2010                      896,168
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%          897   Berry Plastics Corp. Term Loan B, 11.646% due 6/15/2014                        627,831
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              1,582   Rotech Healthcare, Inc. Term Loan B, 10.832% due 9/26/2011                   1,376,185
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                2,683   Travelport, Inc. Term Loan, 10.095% due 3/22/2012                            2,005,652
Leisure - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%               25   Spectrum Brands, Inc. Letter of Credit, 2.994% due 4/15/2013                    22,311
                                       497   Spectrum Brands, Inc. Term Loan B-1, 7.065% - 8.620%
                                             due 4/15/2013                                                                  444,095
                                                                                                                      -------------
                                                                                                                            466,406
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                   2,000   Alliance Data Systems Term Loan, 8.058% due 12/15/2014                       1,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers            499   TXU Corp. Term Loan B-2, 6.478% - 6.596% due 10/14/2029                        454,901
& Energy Traders - 1.3%              3,491   TXU Corp. Term Loan B-3, 6.478% - 6.596% due 10/10/2014                      3,182,990
                                                                                                                      -------------
                                                                                                                          3,637,891
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                       385   Rexnord Corp. Payment In Kind Term Loan, 12.131%
                                             due 3/02/2013                                                                  269,184
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.4%                           400   Affinion Group, Inc. Term Loan, 9.267% due 3/01/2012                           328,000
                                     2,700   Catalina Marketing Group Term Loan, 8.479% due 10/09/2017                    2,452,499
                                       364   Education Media and Publishing First Lien Term Loan, 9.141%
                                             due 5/15/2009                                                                  347,727
                                     2,636   Education Media and Publishing First Lien Term Loan B, 9.141%
                                             due 11/14/2014                                                               2,372,727
                                     6,000   Education Media and Publishing Second Lien Term Loan, 13.641%
                                             due 11/14/2014                                                               5,220,000
                                     1,500   New Vision First Lien Term Loan, 11.630% due 10/26/2014                      1,260,000
                                                                                                                      -------------
                                                                                                                         11,980,953
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels          1,000   SandRidge Energy, Inc. Term Loan, 8.625% due 3/01/2015                         965,000
- 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                500   NewPage Corp. Tem Loan B, 8.688% due 12/07/2014                                484,792
- 0.8%                               1,960   Verso Paper Holdings LLC Term Loan B, 9.489% due 2/01/2013                   1,734,600
                                                                                                                      -------------
                                                                                                                          2,219,392
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Floating Rate Loan Interests
                                             (Cost - $31,716,128) - 9.9%                                                 27,004,732
-----------------------------------------------------------------------------------------------------------------------------------

                                    Shares   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%              73,574   E*Trade Financial Corp.                                                        314,161
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment            82,907   Loral Space & Communications Ltd. (j)                                        2,011,324
- 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%         70,784   Medis Technologies Ltd. (j)                                                    766,591
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products            203,785   Western Forest Products, Inc. (j)                                              339,556
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                    85,295   Cypress Semiconductor Corp. (j)                                              1,854,313
Semiconductor Equipment
- 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks (Cost - $8,330,815) - 1.9%                               5,285,945
-----------------------------------------------------------------------------------------------------------------------------------

                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                  72   Marsico Parent Superholdco, LLC, 16.75% (a)                                     71,928
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               17,000   Citigroup, Inc. Series T, 6.50% (b)                                            845,750
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels             43   EXCO Resources, Inc., 7% (b)                                                   473,000
- 0.9%                                 175   EXCO Resources, Inc., 11%                                                    1,925,000
                                                                                                                      -------------
                                                                                                                          2,398,000
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Preferred Stocks (Cost - $3,097,886) - 1.2%                            3,315,678
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Shares   Warrants (k)                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             32,042   HealthSouth Corp. (expires 1/16/2014)                                    $       8,011
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                700   MDP Acquisitions Plc (expires 10/01/2013)                                       90,699
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             825   American Tower Corp. (expires 8/01/2008)                                       445,500
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Warrants (Cost - $53,675) - 0.2%                                         544,210
-----------------------------------------------------------------------------------------------------------------------------------

                                Beneficial
                                  Interest
                                     (000)   Other Interests (l)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                       $   750   Adelphia Escrow                                                                     75
                                       941   Adelphia Recovery Trust                                                          3,762
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Other Interests  (Cost - $3,075) - 0.0%                                    3,837
-----------------------------------------------------------------------------------------------------------------------------------
                                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     1,744   BlackRock Liquidity Series, LLC
                                             Cash Sweep Series, 3.76% (m)(n)                                              1,744,011
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities (Cost - $1,744,011) - 0.6%                       1,744,011
-----------------------------------------------------------------------------------------------------------------------------------

                                 Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%           19   Marsico Parent Superholdco LLC, expiring December 2009
                                             at USD 942.86 (o)                                                               33,250
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Options Purchased (Premiums Paid - $18,578) - 0.0%                        33,250
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments  (Cost - $383,149,441*) - 125.0%                         343,844,437

                                             Liabilities in Excess of Other Assets - (25.0%)                            (68,764,714)
                                                                                                                      -------------
                                             Net Assets - 100.0%                                                      $ 275,079,723
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 383,552,896
                                                                  =============
      Gross unrealized appreciation                               $   2,706,105
      Gross unrealized depreciation                                 (42,414,564)
                                                                  -------------
      Net unrealized depreciation                                 $ (39,708,459)
                                                                  =============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Convertible security.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d)   Subject to principal paydowns.
(e)   Floating rate security.
(f) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(g) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(h)   Represents a step bond.
(i) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(j)   Non-income producing security.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(l) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(m)   Represents the current yield as of February 29, 2008.

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net
                                                           Activity     Interest
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $ 174       $133,086
      --------------------------------------------------------------------------

(o)   Illiquid security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Swaps outstanding as of February 29, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                       Notional
                                                                                        Amount       Unrealized
                                                                                        (000)       Depreciation
      ----------------------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company and receive 3.80%
      Broker, JPMorgan Chase
      Expires March 2010                                                               $ 3,000      $ (312,492)

      Sold credit default protection on Ford Motor Company and receive 3.80%
      Broker, UBS Warburg
      Expires March 2010                                                               $ 1,000        (104,164)

      Sold credit default protection on Ford Motor Company and receive 5.00%
      Broker, Goldman Sachs
      Expires June 2010                                                                $ 4,000        (363,904)
      ----------------------------------------------------------------------------------------------------------
      Total                                                                                         $ (780,560)
                                                                                                    ===========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund III, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: April 23, 2008